Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2013	Sep. 26, 2012	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Selling Commissions and Dealer Manager Fees Percentage Rate Range Maximum			7.00%
Selling Commissions and Dealer Manager Fees Percentage Rate Range Minimum			2.60%
Selling Commissions and Dealer Manager Fees			$ 2,137,994	$ 1,994,749
Taxable Income Percentage			90.00%
Acquisition and Disposition Fees			274,411	3,426,267
Asset Management Fee Percent Fee Description		On September 26, 2012, the Company amended its advisory agreement to decrease the asset management fee from one-twelfth of 1% to one-twelfth of 0.65% of the amount paid or allocated to acquire the investment excluding acquisition fees and expenses related thereto and the amount of any debt associated with or used to acquire such investment. In the case of investments made through joint ventures, the asset management fee will be determined based on our proportionate share of the underlying investment.
Finance Fee				5,891
Independent Director Compensation			25,000
Additional Director Compensation Paid For Board Meeting			2,500
Additional Director Compensation Paid For Committee Board Meeting			2,000
Additional Director Compensation Paid For Teleconference Board Meeting			1,000
Additional Director Compensation Paid For Teleconference Committee Meeting			1,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total			5,000
Restricted Stock Granted For Reelection To Board			2,500
Asset Management Fees			$ 522,012	$ 315,696
Acquisition And Disposition Fees Percentage	1.50%
Selling Commission Percentage	50.00%		50.00%
Minimum [Member]
Accounting Policies [Line Items]
Acquisition Fee Percentage Of Purchase Price		1.75%
Finance Fee Percentage			0.25%
Maximum [Member]
Accounting Policies [Line Items]
Acquisition Fee Percentage Of Purchase Price		2.50%
Finance Fee Percentage			1.00%
Building [Member] | Minimum [Member]
Accounting Policies [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation			30 years
Building [Member] | Maximum [Member]
Accounting Policies [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation			35 years
Building Improvements [Member]
Accounting Policies [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation			15 years
Land Improvements [Member]
Accounting Policies [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation			15 years
Furniture and Fixtures [Member] | Minimum [Member]
Accounting Policies [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation			5 years
Furniture and Fixtures [Member] | Maximum [Member]
Accounting Policies [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation			7 years
In-Place Leases [Member]
Accounting Policies [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation			6 months